Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory, Net [Abstract]
Schedule of Inventory	Inventories consist of the following:

	December 31,
(In thousands)	2013	2012
Finished goods	$69,450	$74,246
Growing crops	74,985	79,046
Raw materials, supplies and other	66,129	66,749
	$210,564	$220,041